Loans from Related Parties - Schedule of Loans from Related Parties (Details) (Parenthetical) - USD ($)				3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 09, 2019	Jun. 21, 2019	Apr. 12, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Debt instrument, face amount				$ 71,758	$ 71,758
Number of shares issued during period, values					46,500	$ 10,000	$ 10,000
Original issue of discount				515,009	515,009
Notes Payable [Member]
Original issue of discount							282,144
Notes Payable [Member] | Related Party 1 [Member]
Short term notes payable				13,473	$ 13,473		13,473
Notes Payable [Member] | Related Party 2 [Member]
Debt instrument, face amount		$ 40,000
Debt instrument, interest rate		8.00%
Debt instrument, maturity date		Jun. 21, 2020
Number of shares issued during period, shares		50,000
Shares issued, price per share		$ 0.10
Number of shares issued during period, values		$ 5,000
Accrued interest		2,214
Original issue of discount		$ 2,363
Notes Payable [Member] | Related Party 3 [Member]
Debt instrument, face amount	$ 100,000
Debt instrument, interest rate	8.00%
Debt instrument, maturity date	Sep. 09, 2020
Number of shares issued during period, shares	100,000				895,722
Shares issued, price per share	$ 1.00
Number of shares issued during period, values	$ 100,000
Accrued interest	$ 109,278			$ 109,278	$ 109,278
Loss on loan settlement					$ 186,310
Conversion price per share				$ 0.122	$ 0.122
Market price per share				$ 0.33	$ 0.33
Notes Payable [Member] | Related Party 4 [Member] | Officers and Board Members [Member]
Loan outstanding amount				$ 35,879	$ 35,879		35,879
Interest expenses due to related parties				723	2,153
Notes Payable [Member] | Related Party 5 [Member]
Debt instrument, face amount			$ 350,000
Debt instrument, interest rate			10.00%
Number of shares issued during period, shares			5,900,000
Accrued interest				51,583	51,583		$ 25,216
Cancellation of common shares for long-term debt, shares			5,900,000
Interest expense				$ 8,821	$ 26,367